Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not grant equity awards in anticipation of the release of material nonpublic information.
Award Timing MNPI Considered	false